Property and Equipment - Additional Information (Details) - USD ($)	12 Months Ended
	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Property, Plant and Equipment [Abstract]
Depreciation and amortisation on property plant and equipment	$ 28,900	$ 27,900	$ 27,700